VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 215
1.875%, 11/15/51	575	504
U.S. Treasury Notes
0.125%, 5/31/22	870	870
0.250%, 5/31/25	725	675
0.875%, 6/30/26	1,435	1,340
0.375%, 9/30/27	875	781
Total U.S. Government Securities (Identified Cost $4,689)		4,385

Municipal Bonds—0.8%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	200
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	37
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	610	618
Total Municipal Bonds (Identified Cost $850)		855

Foreign Government Securities—5.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	24
RegS 7.650%, 4/21/25(1)(2)	825	68
Dominican Republic
144A 5.950%, 1/25/27(3)	100	103
144A 4.500%, 1/30/30(3)	315	289
144A 6.000%, 2/22/33(3)	165	161
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	400	412
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	210	217
144A 4.500%, 10/26/46(3)	305	321
Oman Government International Bond 144A 7.375%, 10/28/32(3)	410	469
Republic of Angola 144A 8.250%, 5/9/28(3)	200	203
Republic of Argentina 2.500%, 7/9/41(4)	805	284
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200	204
Republic of Ecuador
144A 5.000%, 7/31/30(3)(4)	65	54
	Par Value	Value

Foreign Government Securities—continued
144A 1.000%, 7/31/35(3)(4)	$ 325	$ 212
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	190
Republic of Guatemala 144A 3.700%, 10/7/33(3)	200	185
Republic of Indonesia
2.850%, 2/14/30	210	206
144A 4.350%, 1/8/27(3)	240	255
Republic of Kenya 144A 8.000%, 5/22/32(3)	200	194
Republic of Nigeria 144A 8.375%, 3/24/29(3)(5)	250	252
Republic of Pakistan 144A 8.250%, 9/30/25(3)	200	165
Republic of Panama 4.300%, 4/29/53	355	341
Republic of Philippines 3.700%, 3/1/41	200	193
Republic of Turkey 8.600%, 9/24/27	215	220
State of Qatar 144A 4.400%, 4/16/50(3)	200	225
United Mexican States 4.500%, 1/31/50	340	320
Total Foreign Government Securities (Identified Cost $6,978)		5,767

Mortgage-Backed Securities—14.6%
Non-Agency—14.6%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	285	262
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	437
2015-SFR1, A 144A 3.467%, 4/17/52(3)	296	294
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	345
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	224	218
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	60	59
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	63	61
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	37	37
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(3)(4)	113	109
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	295	274
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	296	275
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	207	196
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	198	189
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	$ 49	$ 48
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	170	160
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	115	109
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(3)	209	194
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.820%, 4/25/44(3)(4)	26	26
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	254	245
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	345	344
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	35	34
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	241	225
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	200	187
2020-SFR2, B 144A 1.567%, 10/19/37(3)	335	310
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	18	18
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	31	31
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	187	171
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	41	41
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	38	37
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	119	116
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	166	163
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(3)(4)	160	159
MetLife Securitization Trust
2017-1A, M1 144A 3.450%, 4/25/55(3)(4)	150	145
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	124	125
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	100	100
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	109	105
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	165	161
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	126
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)(6)	215	215
	Par Value	Value

Non-Agency—continued
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	$ 102	$ 102
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	78	78
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	67	67
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	271	273
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	247	252
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	66	66
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	95	93
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	220	216
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	141	143
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.507%, 5/25/55(3)(4)	160	158
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	191	179
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	39	39
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	196	184
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	140	135
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	303	295
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	90	87
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	192	183
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	154	147
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	82	77
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	115	104
2019-SFR2, A 144A 3.147%, 5/17/36(3)	247	245
2021-SFR6, C 144A 1.855%, 7/17/38(3)	175	159
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	108	106
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	215	208
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	166	159
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	8	8
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	52	51
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	345	331
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(4)	54	55
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	$ 54	$ 53
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	70	67
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	13	13
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	5	5
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	136
2016-4, B1 144A 3.800%, 7/25/56(3)(4)	300	298
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	134
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	300	293
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	710	703
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	290	288
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	215	207
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	110	105
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	168	169
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	230	211
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	227
2020-SFR2, D 144A 2.281%, 11/17/39(3)	225	198
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	160	150
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	189	188
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	165	158
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	181	173
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	286	276
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	103	99
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	130	126
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	230	223
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(3)(4)	110	109
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	73	71
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	140
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	$ 60	$ 58
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	100	98
Total Mortgage-Backed Securities (Identified Cost $16,208)		15,527

Asset-Backed Securities—13.6%
Automobiles—7.5%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(3)	365	351
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(3)	290	283
American Credit Acceptance Receivables Trust 2020-4, D 144A 1.770%, 12/14/26(3)	285	277
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	295	298
2020-3, C 1.060%, 8/18/26	230	221
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	355	356
2019-1, D 144A 4.030%, 7/15/26(3)	520	522
2021-1, E 144A 3.390%, 4/17/28(3)	115	109
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	285	270
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	275	276
2019-3A, E 144A 4.600%, 7/15/26(3)	265	268
2022-N1, C 144A 3.320%, 12/11/28(3)	270	268
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	167	168
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	325	327
2019-3A, C 144A 2.790%, 5/15/24(3)	83	83
2018-4A, D 144A 4.350%, 9/16/24(3)	245	247
2019-1A, D 144A 4.130%, 12/16/24(3)	278	280
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	285	277
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	285	287
2021-2, C 144A 1.570%, 7/15/27(3)	230	216
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(3)	310	311
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-4A, D 144A 4.090%, 8/17/26(3)	$ 265	$ 262
2020-3A, D 144A 2.270%, 5/15/26(3)	285	281
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	319	322
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	290	275
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	290	276
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	294
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	345	345
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	230	230
		7,980

Consumer Loans—0.2%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	225	220
Credit Card—0.8%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	290	276
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	285	276
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(3)	360	351
		903

Other—5.1%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	345	329
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	348
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	330	315
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	78	74
2020-1A, A 144A 2.981%, 11/15/35(3)	136	131
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	182	175
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	349	329
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	37	37
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	143	137
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	290	283
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	196	185
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	281	272
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	203	198
	Par Value	Value

Other—continued
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	$ 270	$ 254
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	214	211
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	290	262
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	285	274
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	239
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(3)	335	330
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	42	42
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	290	273
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	345	331
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(3)	360	352
		5,381

Total Asset-Backed Securities (Identified Cost $14,873)		14,484

Corporate Bonds and Notes—40.7%
Communication Services—2.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	216
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	234
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	175	168
CT Trust 144A 5.125%, 2/3/32(3)	200	200
DISH DBS Corp. 7.750%, 7/1/26	110	109
iHeartCommunications, Inc. 8.375%, 5/1/27	106	110
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	145	133
144A 3.625%, 1/15/29(3)	55	48
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(3)	125	118
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	105	100
Nexstar Media, Inc. 144A 4.750%, 11/1/28(3)	115	111
Northwest Fiber LLC
144A 4.750%, 4/30/27(3)	25	24
144A 6.000%, 2/15/28(3)(5)	10	9
144A 10.750%, 6/1/28(3)	105	109
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	211
Telesat Canada 144A 6.500%, 10/15/27(3)	75	37
T-Mobile USA, Inc. 3.875%, 4/15/30	285	286
Twitter, Inc. 144A 3.875%, 12/15/27(3)	260	252
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(3)	$ 200	$ 187
		2,662

Consumer Discretionary—3.7%
At Home Group, Inc.
144A 4.875%, 7/15/28(3)	30	27
144A 7.125%, 7/15/29(3)	185	160
Brunswick Corp. 2.400%, 8/18/31	265	224
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	55	57
144A 8.125%, 7/1/27(3)	40	43
Carnival Corp. 144A 7.625%, 3/1/26(3)	215	216
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	110	102
Carvana Co. 144A 5.625%, 10/1/25(3)	90	85
Clarios Global LP 144A 8.500%, 5/15/27(3)	90	93
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	110	112
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	308	282
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)(5)	95	83
Ford Motor Co.
3.250%, 2/12/32	63	56
4.750%, 1/15/43	55	50
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(3)	120	121
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(3)	110	110
M/I Homes, Inc. 4.950%, 2/1/28	160	151
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	200	196
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	75	71
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	85	90
144A 4.625%, 6/15/25(3)	25	25
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	115	114
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	160	164
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	185	159
PulteGroup, Inc.
7.875%, 6/15/32	135	174
6.375%, 5/15/33	140	163
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(3)	5	5
144A 5.500%, 4/1/28(3)	15	14
Scientific Games Holdings LP 144A 6.625%, 3/1/30(3)	20	20
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	80	83
144A 7.000%, 5/15/28(3)	40	42
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(3)	110	105
	Par Value	Value

Consumer Discretionary—continued
Station Casinos LLC 144A 4.500%, 2/15/28(3)	$ 135	$ 128
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	150	149
Under Armour, Inc. 3.250%, 6/15/26	170	165
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	105	97
		3,936

Consumer Staples—1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	287
BAT Capital Corp. 4.906%, 4/2/30	300	309
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	90	90
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(3)	50	50
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	225	218
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	110	100
		1,054

Energy—7.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	224
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	105	107
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	40	44
144A 7.625%, 2/1/29(3)	34	37
144A 5.375%, 3/1/30(3)	35	36
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	155	163
BP Capital Markets plc 4.875% (7)	275	276
Callon Petroleum Co.
6.125%, 10/1/24	101	100
144A 8.000%, 8/1/28(3)(5)	5	5
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(3)	110	102
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	110	111
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	103	110
CrownRock LP
144A 5.625%, 10/15/25(3)	135	138
144A 5.000%, 5/1/29(3)	90	90
CSI Compressco LP 144A 7.500%, 4/1/25(3)	130	128
DCP Midstream Operating LP 3.250%, 2/15/32	100	90
Ecopetrol S.A. 4.625%, 11/2/31	305	276
Energy Transfer LP
4.200%, 4/15/27	345	351
Series H 6.500%(7)	115	113
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	165	165
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 6.000%, 2/1/31(3)	$ 100	$ 100
HollyFrontier Corp. 5.875%, 4/1/26	245	255
Kinder Morgan, Inc. 7.750%, 1/15/32	225	290
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	235	219
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	115	117
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	120	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	65	65
Nabors Industries, Inc. 144A 7.375%, 5/15/27(3)	20	21
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	120	119
Occidental Petroleum Corp.
5.500%, 12/1/25	5	5
6.625%, 9/1/30	115	132
6.125%, 1/1/31	220	248
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(7)	60	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	110	109
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	176
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	245	216
Petrobras Global Finance B.V. 5.999%, 1/27/28	50	52
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	43
Petroleos Mexicanos
6.500%, 3/13/27	605	614
5.950%, 1/28/31	365	337
7.690%, 1/23/50	215	188
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	224
Plains All American Pipeline LP 3.800%, 9/15/30	325	319
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	295	271
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	5	5
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	180
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	235	215
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	200	221
Targa Resources Partners LP
5.875%, 4/15/26	75	77
4.875%, 2/1/31	45	45
Teine Energy Ltd. 144A 6.875%, 4/15/29(3)	105	107
Transcanada Trust 5.600%, 3/7/82	335	339
Transocean, Inc. 144A 11.500%, 1/30/27(3)	59	61
USA Compression Partners LP 6.875%, 4/1/26	55	56
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	$ 10	$ 10
144A 4.125%, 8/15/31(3)	90	88
		8,191

Financials—11.5%
Acrisure LLC 144A 7.000%, 11/15/25(3)	165	165
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	145
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	279
Ally Financial, Inc. Series B 4.700% (7)	251	236
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	285	279
Athene Global Funding 144A 2.450%, 8/20/27(3)	335	313
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	341
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	218
Banco Mercantil del Norte S.A. 144A 6.625% (3)(7)	255	235
Banco Santander Chile 144A 3.177%, 10/26/31(3)	285	272
Bank of America Corp.
1.734%, 7/22/27	290	269
2.482%, 9/21/36	295	254
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	165	169
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	260
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	155	139
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	245	209
Brighthouse Financial, Inc. 5.625%, 5/15/30	270	296
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	170	158
Charles Schwab Corp. (The) Series H 4.000% (7)	285	256
Citadel LP 144A 4.875%, 1/15/27(3)	235	232
Citigroup, Inc. 3.980%, 3/20/30	495	503
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(3)	110	94
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	115	98
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	226	224
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	345	334
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	282
1.992%, 1/27/32	115	100
Icahn Enterprises LP
6.250%, 5/15/26	155	158
5.250%, 5/15/27	20	20
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	$ 235	$ 213
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	200	189
Jefferies Group LLC 2.625%, 10/15/31	310	279
JPMorgan Chase & Co.
2.956%, 5/13/31	485	454
1.953%, 2/4/32	570	499
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	125
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	235	221
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	29
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	365	290
MetLife, Inc. Series G 3.850% (7)	245	242
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	200	188
Morgan Stanley 3.950%, 4/23/27	345	351
Navient Corp. 6.750%, 6/25/25	120	123
OneMain Finance Corp. 7.125%, 3/15/26	110	118
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	224	215
Prospect Capital Corp. 3.706%, 1/22/26	280	264
Prudential Financial, Inc.
5.875%, 9/15/42	280	282
5.625%, 6/15/43	115	116
5.125%, 3/1/52	73	74
Santander Holdings USA, Inc. 4.400%, 7/13/27	200	203
Synovus Financial Corp. 5.900%, 2/7/29	109	112
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	337
Wells Fargo & Co. Series BB 3.900% (7)	440	422
Zions Bancorp NA 3.250%, 10/29/29	350	334
		12,218

Health Care—2.5%
Akumin, Inc. 144A 7.000%, 11/1/25(3)	125	104
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	90	92
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(3)	20	20
144A 7.000%, 1/15/28(3)	140	125
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	73	72
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	200	193
Community Health Systems, Inc.
144A 6.875%, 4/15/29(3)	15	15
144A 6.125%, 4/1/30(3)	135	126
	Par Value	Value

Health Care—continued
144A 5.250%, 5/15/30(3)	$ 110	$ 106
144A 4.750%, 2/15/31(3)	115	109
Encompass Health Corp. 4.500%, 2/1/28	110	108
Endo Dac 144A 6.000%, 7/15/23(3)	100	56
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	65	59
HCA, Inc. 5.625%, 9/1/28	90	97
Illumina, Inc. 2.550%, 3/23/31	140	127
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	50	27
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	50	52
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(3)	110	105
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(3)	31	32
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	70
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	20	20
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	35
144A 10.000%, 4/15/27(3)	100	105
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	140	126
Tenet Healthcare Corp. 4.625%, 7/15/24	28	28
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	155	140
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	250	225
Viatris, Inc. 2.700%, 6/22/30	285	251
		2,625

Industrials—3.0%
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(3)	195	197
144A 6.000%, 6/1/29(3)	200	176
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)(5)	70	70
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	170	198
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	365
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	336
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	188	185
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(9)	115	104
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	115	107
Boeing Co. (The)
5.150%, 5/1/30	175	187
3.750%, 2/1/50	85	76
5.930%, 5/1/60	69	80
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Bombardier, Inc. 144A 6.000%, 2/15/28(3)	$ 50	$ 47
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)(5)	115	110
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	285	260
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)(5)	135	115
Deluxe Corp. 144A 8.000%, 6/1/29(3)	60	61
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	100	94
OT Merger Corp. 144A 7.875%, 10/15/29(3)	55	48
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(3)	297	274
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	120	119
		3,209

Information Technology—2.7%
Broadcom, Inc.
4.150%, 11/15/30	266	270
144A 2.450%, 2/15/31(3)	220	196
144A 3.187%, 11/15/36(3)	14	12
CDW LLC 3.569%, 12/1/31	249	231
Citrix Systems, Inc. 3.300%, 3/1/30	420	415
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	25	25
144A 6.500%, 10/15/28(3)	35	35
Dell International LLC 8.100%, 7/15/36	138	181
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(3)	285	240
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)(5)	70	68
Minerva Merger Sub, Inc. 144A 6.500%, 2/15/30(3)	25	24
Motorola Solutions, Inc.
4.600%, 2/23/28	165	170
4.600%, 5/23/29	120	125
Oracle Corp. 2.875%, 3/25/31	170	155
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	115	118
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)(5)	115	104
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	220	217
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	355	320
		2,906

Materials—2.7%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(9)	235	215
Chemours Co. (The) 144A 5.750%, 11/15/28(3)(5)	110	107
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	170	179
	Par Value	Value

Materials—continued
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	$ 140	$ 141
Freeport-McMoRan, Inc. 5.450%, 3/15/43	225	252
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	65	55
INEOS Quattro Finance 2 plc 144A 3.375%, 1/15/26(3)	230	214
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	230	205
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	340
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	165	166
Suzano Austria GmbH 2.500%, 9/15/28	115	104
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	230	237
Teck Resources Ltd. 6.125%, 10/1/35	260	307
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	115	116
144A 6.625%, 11/1/25(3)	130	127
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	55	51
		2,816

Real Estate—1.8%
EPR Properties
4.750%, 12/15/26	130	130
3.600%, 11/15/31	150	136
GLP Capital LP
5.250%, 6/1/25	185	190
5.750%, 6/1/28	64	69
5.300%, 1/15/29	95	100
3.250%, 1/15/32	24	22
Kite Realty Group Trust 4.750%, 9/15/30	295	305
MPT Operating Partnership LP 4.625%, 8/1/29	45	45
Office Properties Income Trust 4.500%, 2/1/25	385	384
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	200	183
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	300	265
Service Properties Trust 4.950%, 2/15/27	115	106
		1,935

Utilities—1.6%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	154	150
CMS Energy Corp. 4.750%, 6/1/50	445	440
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	220	212
Ferrellgas LP
144A 5.375%, 4/1/26(3)	40	38
144A 5.875%, 4/1/29(3)	40	37
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	$ 390	$ 394
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	283
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(6)	465	—
Vistra Corp. 144A 8.000% (3)(7)	110	111
		1,665

Total Corporate Bonds and Notes (Identified Cost $45,510)		43,217

Leveraged Loans—17.1%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	31	31
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(4)	65	64
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	25	25
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	203	200
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	135	133
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(4)	10	10
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	165	171
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	97	96
Tranche F (1 month LIBOR + 2.250%) 2.707%, 12/9/25(4)	59	58
Tranche G (1 month LIBOR + 2.250%) 2.707%, 8/22/24(4)	29	28
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	69	68
		884

Chemicals—0.9%
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 3.750%) 4.500%, 11/24/27(4)	94	93
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.756%, 12/29/27(4)	114	110
Diamond BC B.V. Tranche B (1 month LIBOR + 2.750%) 3.250%, 9/29/28(4)	224	220
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 4.750%, 7/3/28(4)	184	179
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	267	262
	Par Value	Value

Chemicals—continued
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.207%, 2/5/27(4)	$ 108	$ 107
		971

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(4)	115	111
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.457%, 6/30/24(4)	233	230
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	102	97
		438

Energy—0.7%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	93	92
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.506%, 6/17/27(4)	113	110
Lucid Energy Group II Borrower LLC First Lien (3 month LIBOR + 4.250%) 0.000%, 11/24/28(4)(10)	105	104
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(4)	114	113
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	115	114
Paragon Offshore Finance Co. (3 month PRIME + 3.250%) 3.250%, 7/16/21(1)(4)(6)	1	—
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(4)	238	237
		770

Financial—0.5%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.707%, 1/31/28(4)	65	64
Tranche B-4 (1 month LIBOR + 5.250%) 5.707%, 1/20/29(4)	60	58
Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(4)	173	170
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(4)	114	112
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(4)	153	152
		556

Food / Tobacco—0.4%
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.707%, 1/29/27(4)	59	58
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.145%, 5/23/25(4)	137	131
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	124	121
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	$ 124	$ 121
		431

Forest Prod / Containers—0.9%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750% - 3.756%, 12/7/23(4)	49	42
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(4)	229	225
BWay Holding Co. (3 month LIBOR + 3.250%) 3.481%, 4/3/24(4)	259	255
Clydesdale Acquisition Holdings, Inc. (3 month LIBOR + 4.250%) 0.000%, 3/30/29(4)(10)	60	59
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	149	135
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	78	75
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	170	165
		956

Gaming / Leisure—1.4%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(4)	228	226
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	79	77
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	39	38
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	30	30
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/26/29(4)	80	79
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	114	113
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	10	11
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	279	272
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(4)	186	182
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	67	66
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.934%, 11/1/26(4)	35	35
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(4)(10)	25	25
	Par Value	Value

Gaming / Leisure—continued
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 3.256%, 7/21/26(4)	$ 72	$ 72
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	240	238
		1,464

Health Care—2.7%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	69	68
AthenaHealth Group, Inc. (1 month Term SOFR +3.500%) 4.000%, 2/15/29(4)	70	70
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	238	235
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.207%, 10/10/25(4)	103	68
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(4)	168	167
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.447%, 4/30/25(4)	159	157
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	66	66
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(4)	170	169
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	35	35
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	199	184
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(4)	119	118
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.207%, 2/14/25(4)	178	175
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.459%, 3/5/26(4)	186	183
Tranche B-3 (1 month LIBOR + 3.500%) 3.947%, 3/5/26(4)	64	63
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(4)	50	50
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.209%, 6/22/26(4)	94	93
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 4.006%, 11/18/27(4)	157	153
Southern Veterinary Partners LLC First Lien (6 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	147	146
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(4)	59	59
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	109	108
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 4.677%, 11/20/26(4)	58	58
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.207%, 7/2/25(4)	$ 285	$ 268
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.457%, 10/22/26(4)	148	147
		2,840

Housing—0.5%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	114	113
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	179	177
Icebox Holdco III, Inc. (3 month LIBOR + 3.750%) 4.756%, 12/22/28(4)	62	61
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(10)	165	162
SRS Distribution, Inc. 2022 (3 month Term SOFR + 3.500%) 4.000%, 6/2/28(4)	15	15
		528

Information Technology—2.3%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	129	128
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.707%, 10/9/26(4)	113	111
BMC Software
2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(4)	175	174
Second Lien (1 month LIBOR + 5.500%) 6.000%, 2/27/26(4)	25	25
ConnectWise LLC (1 month LIBOR + 3.500%) 4.000%, 9/29/28(4)	195	193
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	227	225
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.983% - 4.750%, 12/1/27(4)	104	104
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	227	225
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	124	122
Second Lien (3 month LIBOR + 7.000%) 7.508%, 3/2/29(4)	65	64
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(4)	75	74
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	148	147
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.758%, 8/31/28(4)	120	118
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(4)	75	74
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	189	187
	Par Value	Value

Information Technology—continued
Sophia LP
Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	$ 138	$ 137
Tranche B (3 month LIBOR + 4.250%) 0.000%, 10/7/27(4)(10)	35	34
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	5	5
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	274	272
		2,419

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	222	219
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.756%, 7/27/28(4)	124	123
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	144	142
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/25/29(4)	45	44
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	113	113
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.209%, 3/31/25(4)	160	157
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	40	39
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.271%, 2/23/29(4)	35	35
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	143	141
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(4)	54	53
		1,066

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	104	103
Media / Telecom - Diversified Media—0.5%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(4)(10)	119	115
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(4)	170	169
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	91	91
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.960% - 3.210%, 5/18/25(4)	114	112
		487

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(4)	78	76
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	$ 54	$ 50
		126

Metals / Minerals—0.1%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(4)	115	113
Retail—0.6%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(4)	129	128
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.500%, 3/6/28(4)	114	113
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	108	106
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	114	107
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	124	124
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(4)	60	57
		635

Service—2.3%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	124	123
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	30	29
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	238	229
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(4)	84	83
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(4)	261	258
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	10	10
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	99	98
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.710%, 10/30/26(4)	40	40
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	203	198
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	107	106
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	20	20
Hoya Midco LLC 2022, First Lien (6 month Term SOFR + 3.250%) 3.750%, 2/2/29(4)	57	56
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	75	74
	Par Value	Value

Service—continued
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	$ 186	$ 184
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	218	215
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.207%, 9/3/26(4)	205	203
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.750%, 2/10/29(4)	144	142
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(4)	81	80
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.250%, 12/21/27(4)	312	309
		2,457

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	225	207
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(4)	5	5
First Lien (3 month LIBOR + 3.750%) 4.717%, 10/4/28(4)	25	24
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	84	84
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(4)	50	49
		369

Transportation - Land Transportation—0.1%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(4)	45	44
Utility—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	222	218
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	41	40
Tranche C (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	5	5
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	208	188
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	12	11
		462

Total Leveraged Loans (Identified Cost $18,302)		18,119

Shares
Preferred Stocks—1.1%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	250(11)	245
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value
Financials—continued
JPMorgan Chase & Co. Series HH, 4.600%	103(11)	$ 99
MetLife, Inc. Series D, 5.875%	173(11)	173
Truist Financial Corp. Series Q, 5.100%	270(11)	274
		791

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	397(11)	381
Total Preferred Stocks (Identified Cost $1,159)		1,172

Common Stocks—0.2%
Consumer Discretionary—0.0%
Mark IV Industries(6)(12)	828	3
NMG Parent LLC(12)	271	45
		48

Energy—0.2%
Frontera Energy Corp.(12)	2,618	30
QuarterNorth Energy Holding, Inc.(12)	1,181	160
		190

Total Common Stocks (Identified Cost $203)		238

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(12)	7,753	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—97.6% (Identified Cost $108,779)		103,774

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(13)	1,698,131	1,698
Total Short-Term Investment (Identified Cost $1,698)		1,698

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(13)(14)	936,526	937
Total Securities Lending Collateral (Identified Cost $937)		937

TOTAL INVESTMENTS—100.1% (Identified Cost $111,414)		$106,409
Other assets and liabilities, net—(0.1)%		(109)
NET ASSETS—100.0%		$106,300
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $55,773 or 52.5% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	100% of the income received was in cash.
(10)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Mexico	3
Canada	2
Panama	2
United Kingdom	2
Netherlands	1
Saudi Arabia	1
Other	6
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
As of March 31, 2022, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc. 4.000%, 2/15/29	$12	$12	$12	$—(1)
Icebox Holdco III, Inc., (3 month LIBOR + 0.500%) 4.250%, 12/22/28	13	13	12	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	16	16	16	(1)
Total	$41	$41	$40	$(1)

(1)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,484	$—	$14,484	$—
Corporate Bonds and Notes	43,217	—	43,217	—(1)
Foreign Government Securities	5,767	—	5,767	—
Leveraged Loans	18,119	—	18,119	—(1)
Mortgage-Backed Securities	15,527	—	15,312	215
Municipal Bonds	855	—	855	—
U.S. Government Securities	4,385	—	4,385	—
Equity Securities:
Preferred Stocks	1,172	—	1,172	—
Common Stocks	238	30	205	3
Rights	10	—	—	10
Securities Lending Collateral	937	937	—	—
Money Market Mutual Fund	1,698	1,698	—	—
Total Investments	$106,409	$2,665	$103,516	$228

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $549 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Mortgaged-Backed Securities	Rights
Investments in Securities
Balance as of December 31, 2021:	$ 601	$ —(a)(b)	$ —(a)(b)	$ 3	$ 588	$ 10
Accrued discount/(premium)	—(b)	—(b)	—(b)	—	—(b)	—
Realized gain (loss)	—(b)	—	—	—	—(b)	—
Change in unrealized appreciation (depreciation)(c)	(18)	—(b)	—(b)	—	(18)	—(b)
Purchases	216	—	—	—	216	—
Sales(d)	(21)	—	—	—	(21)	—
Transfers out from Level 3(e)	(550)	—(b)	—	—	(550)	—
Balance as of March 31, 2022	$ 228	$ —(a)	$ —(a)	$ 3	$ 215	$ 10
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $(18).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2022, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.